Consolidated Statements of Changes in Equity - USD ($) shares in Thousands, $ in Thousands	Ordinary shares	Additional paid-in capital	Treasury shares	Accumulated other comprehensive income	Retained earnings	Total	Noncontrolling interests	Total
Balance at Dec. 31, 2022	$ 107,010	$ 112,249	$ (5,594)	$ (218)	$ 679,125	$ 892,572	$ 1,249	$ 893,821
Balance (in shares) at Dec. 31, 2022	356,700		(7,866)
Statement [line items]
Profit (loss) for the year					50,616	50,616	(1,195)	49,421
Other comprehensive income				38		38	2	40
Total comprehensive income for the year				38	50,616	50,654	(1,193)	49,461
Contributions by and distributions to owners
Declaration of cash dividends					(83,720)	(83,720)		(83,720)
Dividend Equivalents					(379)	(379)		(379)
Share-based compensation expenses		2,623				2,623	40	2,663
Restricted stock vested		(437)	$ 437
Restricted stock vested (in shares)			615
Aggregate of contribution by and distribution to owners		2,186	$ 437		(84,099)	(81,476)	40	(81,436)
Aggregate of contribution by and distribution to owners (in shares)			615
Changes in ownership interests
New shares issued by subsidiary					(5,098)	(5,098)	6,015	917
Dilution gain of equity method investment		213				213		213
Purchase of subsidiaries shares from noncontrolling interest					(21)	(21)	12	(9)
Acquired the controlling power from noncontrolling interest							811	811
Liquidation of financial assets at fair value through other comprehensive income					(76)	(76)		(76)
Aggregate of changes in ownership interests		213			(5,195)	(4,982)	6,838	1,856
Balance at Dec. 31, 2023	$ 107,010	114,648	$ (5,157)	(180)	640,447	856,768	6,934	863,702
Balance (in shares) at Dec. 31, 2023	356,700		(7,251)
Statement [line items]
Profit (loss) for the year					79,755	79,755	15	79,770
Other comprehensive income				8,801		8,801	(6)	8,795
Total comprehensive income for the year				8,801	79,755	88,556	9	88,565
Contributions by and distributions to owners
Treasury shares acquired			$ (832)			(832)		(832)
Treasury shares acquired (share)			(246)
Declaration of cash dividends					(50,670)	(50,670)		(50,670)
Dividend Equivalents		2			(151)	(149)		(149)
Dividend to noncontrolling interest from subsidiary							0
Share-based compensation expenses		1,169				1,169	78	1,247
Restricted stock vested		(443)	$ 443
Restricted stock vested (in shares)			625
Aggregate of contribution by and distribution to owners		728	$ (389)		(50,821)	(50,482)	78	(50,404)
Aggregate of contribution by and distribution to owners (in shares)			379
Changes in ownership interests
New shares issued by subsidiary					62	62	9	71
Purchase of subsidiaries shares from noncontrolling interest					(4,843)	(4,843)	(764)	(5,607)
Aggregate of changes in ownership interests					(4,781)	(4,781)	(755)	(5,536)
Balance at Dec. 31, 2024	$ 107,010	115,376	$ (5,546)	8,621	664,600	890,061	6,266	896,327
Balance (in shares) at Dec. 31, 2024	356,700		(6,872)
Statement [line items]
Profit (loss) for the year					43,937	43,937	1,338	45,275
Other comprehensive income				28,083		28,083	(9)	28,074
Total comprehensive income for the year				28,083	43,937	72,020	1,329	73,349
Contributions by and distributions to owners
Treasury shares acquired			$ (4,515)			(4,515)		(4,515)
Treasury shares acquired (share)			(1,399)
Declaration of cash dividends					(64,492)	(64,492)		(64,492)
Dividend Equivalents		3			(101)	(98)		(98)
Dividend to noncontrolling interest from subsidiary							(442)	(442)
Share-based compensation expenses		689				689	41	730
Restricted stock vested		(301)	$ 301
Restricted stock vested (in shares)			424
Aggregate of contribution by and distribution to owners		391	$ (4,214)		(64,593)	(68,416)	(401)	(68,817)
Aggregate of contribution by and distribution to owners (in shares)			(975)
Changes in ownership interests
New shares issued by subsidiary		(664)			(184)	(848)	1,508	660
Dilution gain of equity method investment		747				747		747
Purchase of subsidiaries shares from noncontrolling interest					(172)	(172)	45	(127)
Aggregate of changes in ownership interests		83			(356)	(273)	1,553	1,280
Balance at Dec. 31, 2025	$ 107,010	$ 115,850	$ (9,760)	$ 36,704	$ 643,588	$ 893,392	$ 8,747	$ 902,139
Balance (in shares) at Dec. 31, 2025	356,700		(7,847)